ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Allocation of Purchase of Net Assets Acquired

The accompanying consolidated financial statements include the following fair value allocation of the purchase of the net assets acquired:

(in millions)
Total consideration	$608.0
Allocation of consideration:
Store cash acquired	0.6
Inventory	195.0
Property, plant and equipment	385.0
Minnesota Pipe Line investment	93.0
MPLI investment	7.0
Intangible assets	35.4
Margin support contract	17.3
Derivative liability	(40.9)
Lease financing obligation	(24.5)
Other, net	(8.5)

Bargain purchase gain	$(51.4)